EQ ADVISORS TRUSTSM

1290 VT Convertible Securities Portfolio

1290 VT DoubleLine Opportunistic Bond Portfolio

1290 VT Equity Income Portfolio

1290 VT GAMCO Mergers & Acquisitions Portfolio

1290 VT GAMCO Small Company Value Portfolio

1290 VT Micro Cap Portfolio

1290 VT Moderate Growth Allocation Portfolio

1290 VT Multi-Alternative Strategies Portfolio

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

1290 VT Small Cap Value Portfolio

1290 VT SmartBeta Equity ESG Portfolio

1290 VT Socially Responsible Portfolio

SUPPLEMENT DATED MAY 18, 2026 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2026

This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2026. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus and Prospectus:

For 1290 VT Convertible Securities Portfolio, 1290 VT DoubleLine Opportunistic Bond Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, 1290 VT Small Cap Value Portfolio, 1290 VT SmartBeta Equity ESG Portfolio, and 1290 VT Socially Responsible Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)” is amended by including the following information in the table:

Name	Title	Since
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	2026
Kevin McCarthy	Vice President and Assistant Portfolio Manager of EIM	2026

For 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)” is amended by including the following information in the table:

Name	Title	Since
Lee Soja, CFA®	Vice President and Assistant Portfolio Manager of EIM	2026

The section of the Prospectus entitled “Management of the Trust — The Adviser” is amended by adding the following information under the thirteenth paragraph:

Lee Soja, CFA® began serving as an Assistant Portfolio Manager and Vice President of the Adviser in 2026. He has been an employee of Equitable Financial since 2019.

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